Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Rosecliff Acquisition Corp I Class A Common Stock	Rosecliff Acquisition Corp I Class B Common Stock [1]	Rosecliff Acquisition Corp I Additional Paid-in Capital	Rosecliff Acquisition Corp I Accumulated Deficit	Rosecliff Acquisition Corp I	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020		$ 633	$ 24,367	$ (675)	$ 24,325
Balance (in Shares) at Dec. 31, 2020		6,325,000
Cash paid in excess of fair value of Private Placement warrants			2,824,000		2,824,000
Accretion of Class A common stock to redemption amount			(2,848,367)	(18,676,477)	(21,524,844)
Net income (loss)				(2,148,278)	(2,148,278)
Balance at Dec. 31, 2021		$ 633		(20,825,430)	(20,824,797)	$ 1,000	$ 22,774,000	$ (9,022,000)	$ 13,753,000
Balance (in Shares) at Dec. 31, 2021		6,325,000				13,097,404
Balance						$ 135,000	22,640,000	(9,022,000)	13,753,000
Balance (in Shares)						135,034,564
Retroactive application of recapitalization						$ (134,000)	134,000
Retroactive application of recapitalization (in Shares)						(121,937,160)
Stock-based compensation							333,000		333,000
Stock-based compensation (in Shares)						18,186
Net income (loss)								(528,000)	(528,000)
Balance at Mar. 31, 2022						$ 1,000	23,107,000	(9,550,000)	13,558,000
Balance (in Shares) at Mar. 31, 2022						13,115,590
Balance at Dec. 31, 2021		$ 633		(20,825,430)	(20,824,797)	$ 1,000	22,774,000	(9,022,000)	13,753,000
Balance (in Shares) at Dec. 31, 2021		6,325,000				13,097,404
Net income (loss)									(1,173,000)
Balance at Sep. 30, 2022						$ 1,000	23,648,000	(10,195,000)	13,454,000
Balance (in Shares) at Sep. 30, 2022						13,145,900
Balance at Dec. 31, 2021		$ 633		(20,825,430)	(20,824,797)	$ 1,000	22,774,000	(9,022,000)	13,753,000
Balance (in Shares) at Dec. 31, 2021		6,325,000				13,097,404
Accretion of Class A common stock to redemption amount				(2,310,479)	(2,310,479)
Net income (loss)				11,039,074	11,039,074
Balance at Dec. 31, 2022		$ 633		(12,096,835)	(12,096,202)	$ 1,000	23,929,000	(11,934,000)	11,996,000
Balance (in Shares) at Dec. 31, 2022		6,325,000				13,127,472
Balance at Mar. 31, 2022						$ 1,000	23,107,000	(9,550,000)	13,558,000
Balance (in Shares) at Mar. 31, 2022						13,115,590
Stock-based compensation							294,000		294,000
Stock-based compensation (in Shares)						18,186
Net income (loss)								(265,000)	(265,000)
Balance at Jun. 30, 2022						$ 1,000	23,401,000	(9,815,000)	13,587,000
Balance (in Shares) at Jun. 30, 2022						13,133,776
Stock-based compensation							247,000		247,000
Stock-based compensation (in Shares)						12,124
Net income (loss)								(380,000)	(380,000)
Balance at Sep. 30, 2022						$ 1,000	23,648,000	(10,195,000)	13,454,000
Balance (in Shares) at Sep. 30, 2022						13,145,900
Balance						$ 135,000	23,795,000	(11,934,000)	11,996,000
Balance (in Shares)						135,409,564
Retroactive application of recapitalization						$ (134,000)	134,000
Retroactive application of recapitalization (in Shares)						(122,282,092)
Balance at Dec. 31, 2022		$ 633		(12,096,835)	(12,096,202)	$ 1,000	23,929,000	(11,934,000)	11,996,000
Balance (in Shares) at Dec. 31, 2022		6,325,000				13,127,472
Stock-based compensation							300,000		300,000
Stock-based compensation (in Shares)						54,558
Stock option exercises
Stock option exercises (in Shares)						10,129
Net income (loss)								(3,609,000)	(3,609,000)
Balance at Mar. 31, 2023						$ 1,000	24,229,000	(15,543,000)	8,687,000
Balance (in Shares) at Mar. 31, 2023						13,192,159
Balance at Dec. 31, 2022		$ 633		$ (12,096,835)	$ (12,096,202)	$ 1,000	23,929,000	(11,934,000)	$ 11,996,000
Balance (in Shares) at Dec. 31, 2022		6,325,000				13,127,472
Stock option exercises (in Shares)									126,247
Net income (loss)									$ (17,308,000)
Balance at Sep. 30, 2023						$ 2,000	30,696,000	(29,242,000)	1,456,000
Balance (in Shares) at Sep. 30, 2023						15,688,268
Balance at Mar. 31, 2023						$ 1,000	24,229,000	(15,543,000)	8,687,000
Balance (in Shares) at Mar. 31, 2023						13,192,159
Stock-based compensation							396,000		396,000
Stock-based compensation (in Shares)						12,124
Stock option exercises							6,000		6,000
Stock option exercises (in Shares)						5,819
Net income (loss)								(3,070,000)	(3,070,000)
Balance at Jun. 30, 2023						$ 1,000	24,631,000	(18,613,000)	6,019,000
Balance (in Shares) at Jun. 30, 2023						13,210,102
Issuance of common stock upon Business Combination						$ 1,000	(2,375,000)		(2,374,000)
Issuance of common stock upon Business Combination (in Shares)						1,160,485
Issuance of common stock to settle accounts payable							150,000		150,000
Issuance of common stock to settle accounts payable (in Shares)						33,333
Issuance of shares for transaction costs							1,800,000		1,800,000
Issuance of shares for transaction costs (in Shares)						400,000
Commitment to issue shares for transaction costs							2,550,000		2,550,000
Private placement equity issuance							3,351,000		3,351,000
Private placement equity issuance (in Shares)						744,667
Stock-based compensation							279,000		279,000
Stock-based compensation (in Shares)
Stock option exercises							310,000		310,000
Stock option exercises (in Shares)						139,681
Net income (loss)								(10,629,000)	(10,629,000)
Balance at Sep. 30, 2023						$ 2,000	$ 30,696,000	$ (29,242,000)	$ 1,456,000
Balance (in Shares) at Sep. 30, 2023						15,688,268

[1]	On February 11, 2021, the Company effected a 1:1.1 stock split of its Class B common stock, resulting in an aggregate of 6,325,000 shares outstanding. All share and per-share amounts have been retroactively restated to reflect the stock split.